OTHER ASSETS - Schedule of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Restricted cash, Current	$ 0	$ 0
Restricted cash, Non-current	3,079	3,061
Deferred consideration, Current	2,394	2,720
Deferred consideration, Non-current	15,639	8,335
Derivative asset, Current	1,287	0
Derivative asset, Non-current	0	0
Non-financial assets:
Non-current value added tax receivables	6,751	6,531
Non-current materials and supplies (note 8)	3,973	1,811
Other current assets	3,681	2,720
Other non-current assets	$ 29,442	$ 19,738